Income Taxes - Deferred Tax Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax asset and liability, beginning of year	$ 0	$ 0
Changes in unrecognized tax benefits	(5,645)	1,243
Deferred income tax expense recognized in net earnings	4,523	0
Deferred tax recovery recognised in profit or loss	(4,523)	0
Deferred income tax asset, end of year		0
Deferred tax assets	4,523	0
Deferred tax liabilities	(4,523)	0
Property and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Expenses related to the origination and reversal of temporary differences for	6,381	1,707
Non-capital losses carried forward [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Expenses related to the origination and reversal of temporary differences for	(733)	(2,909)
Long-term liabilities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Expenses related to the origination and reversal of temporary differences for	(2)	(41)
Share issue expenses [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Expenses related to the origination and reversal of temporary differences for	$ (1)	$ 0